Fair Value Long-term Debt, Other Temporary Investments, Nuclear Trusts (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	$ 18,377,000,000		$ 17,757,000,000
Long term Debt, Fair Value	19,672,000,000		20,907,000,000
Other Temporary Investments
Cost	342,000,000		316,000,000
Gross Unrealized Gains	11,000,000		8,000,000
Gross Unrealized Losses	0		0
Estimated Fair Value	353,000,000		324,000,000
Debt And Equity Securities Within Other Temporary Investments [Abstract]
Proceeds From Investment Sales	0		0		268,000,000
Purchases of Investments	17,000,000		2,000,000		154,000,000
Gross Realized Gains on Investment Sales	0		0		4,000,000
Gross Realized Losses on Investment Sales	0		0		0
Nuclear Trust Fund Investments
Estimated Fair Value	1,932,000,000		1,706,000,000
Gross Unrealized Gains	535,000,000		349,000,000
Other-Than-Temporary Impairments	(87,000,000)		(80,000,000)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales	858,000,000		988,000,000		1,111,000,000
Purchases of Investments	910,000,000		1,045,000,000		1,167,000,000
Gross Realized Gains on Investment Sales	18,000,000		25,000,000		33,000,000
Gross Realized Losses on Investment Sales	8,000,000		9,000,000		22,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	1,932,000,000		1,706,000,000
Fair Value Measurements (Textuals) [Abstract]
Adjusted Cost of Debt Securities	872,000,000		889,000,000
Adjusted Cost of Domestic Equity Securities	506,000,000		451,000,000
Appalachian Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	4,194,357,000		3,702,442,000
Long term Debt, Fair Value	4,587,079,000		4,555,143,000
Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	2,039,016,000		2,057,666,000
Long term Debt, Fair Value	2,174,891,000		2,372,017,000
Nuclear Trust Fund Investments
Estimated Fair Value	1,931,610,000		1,705,772,000
Gross Unrealized Gains	534,850,000		348,776,000
Other-Than-Temporary Impairments	(86,994,000)		(79,519,000)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales	858,406,000		987,550,000		1,110,909,000
Purchases of Investments	909,998,000		1,045,422,000		1,166,690,000
Gross Realized Gains on Investment Sales	18,326,000		24,605,000		33,382,000
Gross Realized Losses on Investment Sales	8,108,000		8,881,000		22,159,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	1,931,610,000		1,705,772,000
Fair Value Measurements (Textuals) [Abstract]
Adjusted Cost of Debt Securities	872,000,000		889,000,000
Adjusted Cost of Domestic Equity Securities	506,000,000		451,000,000
Ohio Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	2,735,175,000		3,860,440,000
Long term Debt, Fair Value	3,007,191,000		4,560,337,000
Public Service Co of Oklahoma [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	999,810,000		949,871,000
Long term Debt, Fair Value	1,111,149,000		1,175,759,000
Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	2,043,332,000		2,046,228,000
Long term Debt, Fair Value	2,214,730,000		2,400,509,000
Cash [Member]
Other Temporary Investments
Cost	250,000,000		241,000,000
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Estimated Fair Value	250,000,000		241,000,000
Fixed Income Funds [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	901,000,000		953,000,000
Gross Unrealized Gains	29,000,000		64,000,000
Other-Than-Temporary Impairments	(5,000,000)		(3,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	901,000,000		953,000,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	900,295,000		953,407,000
Gross Unrealized Gains	29,312,000		64,177,000
Other-Than-Temporary Impairments	(5,317,000)		(2,962,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	900,295,000		953,407,000
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost	80,000,000		65,000,000
Gross Unrealized Gains	0		2,000,000
Gross Unrealized Losses	0		0
Estimated Fair Value	80,000,000		67,000,000
Domestic [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	1,012,000,000	[1]	736,000,000	[1]
Gross Unrealized Gains	506,000,000		285,000,000
Other-Than-Temporary Impairments	(82,000,000)		(77,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	1,012,000,000	[1]	736,000,000	[1]
Domestic [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	1,012,511,000	[1]	735,582,000	[1]
Gross Unrealized Gains	505,538,000		284,599,000
Other-Than-Temporary Impairments	(81,677,000)		(76,557,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	1,012,511,000	[1]	735,582,000	[1]
Mutual Funds Equity [Member]
Other Temporary Investments
Cost	12,000,000		10,000,000
Gross Unrealized Gains	11,000,000		6,000,000
Gross Unrealized Losses	0		0
Estimated Fair Value	23,000,000	[1]	16,000,000	[1]
Cash and Cash Equivalents [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	19,000,000	[2]	17,000,000	[2]
Gross Unrealized Gains	0		0
Other-Than-Temporary Impairments	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	19,000,000	[2]	17,000,000	[2]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	18,804,000	[2]	16,783,000	[2]
Gross Unrealized Gains	0		0
Other-Than-Temporary Impairments	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	18,804,000	[2]	16,783,000	[2]
US Government Agencies Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	609,000,000		648,000,000
Gross Unrealized Gains	26,000,000		58,000,000
Other-Than-Temporary Impairments	(4,000,000)		(1,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	609,000,000		648,000,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	608,875,000		647,918,000
Gross Unrealized Gains	26,114,000		58,268,000
Other-Than-Temporary Impairments	(3,824,000)		(747,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	608,875,000		647,918,000
Corporate Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	37,000,000		35,000,000
Gross Unrealized Gains	2,000,000		5,000,000
Other-Than-Temporary Impairments	(1,000,000)		(1,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	37,000,000		35,000,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	36,782,000		35,399,000
Gross Unrealized Gains	2,450,000		4,903,000
Other-Than-Temporary Impairments	(1,123,000)		(1,352,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	36,782,000		35,399,000
State and Local Jurisdiction [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	255,000,000		270,000,000
Gross Unrealized Gains	1,000,000		1,000,000
Other-Than-Temporary Impairments	0		(1,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	255,000,000		270,000,000
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	254,638,000		270,090,000
Gross Unrealized Gains	748,000		1,006,000
Other-Than-Temporary Impairments	(370,000)		(863,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	254,638,000		270,090,000
Within One Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	79,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	79,000,000
Within One Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	79,100,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	79,100,000
One Year To Five Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	384,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	384,000,000
One Year To Five Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	383,623,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	383,623,000
Five Year To Ten Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	188,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	188,000,000
Five Year To Ten Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	187,800,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	187,800,000
After 10 years [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	250,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	250,000,000
After 10 years [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	249,772,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	$ 249,772,000

[1]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[2]	Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.